Average Annual Total Returns{- Fidelity New York Municipal Income Fund} - 01.31 Fidelity New York Municipal Income Fund - AMCIZ PRO-15 - Fidelity New York Municipal Income Fund	Fidelity Advisor New York Municipal Income Fund: Class A Return Before Taxes Past 1 year	Fidelity Advisor New York Municipal Income Fund: Class A Return Before Taxes Past 5 years	Fidelity Advisor New York Municipal Income Fund: Class A Return Before Taxes Past 10 years	Fidelity Advisor New York Municipal Income Fund: Class A After Taxes on Distributions Past 1 year	Fidelity Advisor New York Municipal Income Fund: Class A After Taxes on Distributions Past 5 years	Fidelity Advisor New York Municipal Income Fund: Class A After Taxes on Distributions Past 10 years	Fidelity Advisor New York Municipal Income Fund: Class A After Taxes on Distributions and Sales Past 1 year	Fidelity Advisor New York Municipal Income Fund: Class A After Taxes on Distributions and Sales Past 5 years	Fidelity Advisor New York Municipal Income Fund: Class A After Taxes on Distributions and Sales Past 10 years	Fidelity Advisor New York Municipal Income Fund: Class M Return Before Taxes Past 1 year	Fidelity Advisor New York Municipal Income Fund: Class M Return Before Taxes Past 5 years	Fidelity Advisor New York Municipal Income Fund: Class M Return Before Taxes Past 10 years	Fidelity Advisor New York Municipal Income Fund: Class C Return Before Taxes Past 1 year	Fidelity Advisor New York Municipal Income Fund: Class C Return Before Taxes Past 5 years	Fidelity Advisor New York Municipal Income Fund: Class C Return Before Taxes Past 10 years	Fidelity Advisor New York Municipal Income Fund: Class I Return Before Taxes Past 1 year	Fidelity Advisor New York Municipal Income Fund: Class I Return Before Taxes Past 5 years	Fidelity Advisor New York Municipal Income Fund: Class I Return Before Taxes Past 10 years	Fidelity Advisor New York Municipal Income Fund: Class Z Return Before Taxes Past 1 year	Fidelity Advisor New York Municipal Income Fund: Class Z Return Before Taxes Past 10 years	Fidelity Advisor New York Municipal Income Fund: Class Z Return Before Taxes Since Inception		Fidelity Advisor New York Municipal Income Fund: Class Z Return Before Taxes Inception Date	LB015 Past 1 year	LB015 Past 5 years	LB015 Past 10 years	LB034 Past 1 year	LB034 Past 5 years	LB034 Past 10 years
Total	(1.67%)	2.87%	2.90%	(1.84%)	2.74%	2.78%	(0.14%)	2.70%	2.80%	(1.70%)	2.92%	2.95%	0.69%	2.96%	2.71%	2.67%	3.98%	3.58%	2.78%		5.06%	[1]	Oct. 02, 2018	1.52%	4.17%	3.72%	2.06%	4.29%	3.93%

[1]	(a)Since inception October 2, 2018.